PRC CONTRIBUTION AND PROFIT APPROPRIATION (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contribution and Profit Appropriation [Line Items]
Total contribution for employee benefits	¥ 29,029	¥ 28,085	¥ 31,896
CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory reserve required for education development reserve	25.00%
Subsidiaries [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to general reserve fund required	10.00%
Subsidiaries [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory surplus reserve required	10.00%
Percentage appropriation to statutory public welfare fund required	5.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory public welfare fund required	10.00%